Financial assets available for sale (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets available for sale (Tables) [Abstract]
Financial assets available for sale

a)     Available for sale

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	101,822,760	1,881,077	(422,079)	103,281,758
Corporate debt securities	40,875,928	836,715	(1,734,013)	39,978,630
Bank debt securities	1,251,066	169,142	(236,355)	1,183,853
Brazilian sovereign bonds	719,494	27,326	(18,693)	728,127
Foreign governments securities	3,210,554	175	(8,182)	3,202,547
Marketable equity securities and other stocks	11,302,834	620,896	(885,923)	11,037,807
Balance on December 31, 2017	159,182,636	3,535,331	(3,305,245)	159,412,722

b)    Maturity

Maturity
	R$ thousand
	On December 31, 2017
	Amortized cost	Fair value
Due within one year	31,635,369	31,167,067
From 1 to 5 years	83,579,399	83,816,085
From 5 to 10 years	16,004,079	16,363,350
Over 10 years	16,660,955	17,028,413
No stated maturity	11,302,834	11,037,807
Total	159,182,636	159,412,722